Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2014
Restricted Cash
Schedule of restricted cash

        Restricted cash accounts were as follows as at December 31 (in thousands):

	2014	2013
Retention accounts	$2,824	$2,841
Restricted deposits	—	11,876

Total	$2,824	$14,717